ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			$ 39,879
Tax asset (liability)			6,769
Beginning balance	46,648	28,716	28,716
Other comprehensive income before reclassifications	(14,397)
Amounts reclassified from accumulated other comprehensive income	792
Tax effects	(42)
Total other comprehensive income (loss)	(13,647)	12,238	17,932	(16,926)	29,016
Ending balance	33,001		46,648	28,716
Currency Translation Adjustment
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			58,920
Beginning balance	58,920
Other comprehensive income before reclassifications	(13,751)
Total other comprehensive income (loss)	(13,751)
Ending balance	45,169
Pension Liability
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			(8,834)
Tax asset (liability)			3,286
Beginning balance	(5,548)
Amounts reclassified from accumulated other comprehensive income	177
Tax effects	(64)
Total other comprehensive income (loss)	113
Ending balance	(5,435)
Unrealized Gains on Retained Interests
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			3,012
Tax asset (liability)			(1,136)
Beginning balance	1,876
Other comprehensive income before reclassifications	(426)
Amounts reclassified from accumulated other comprehensive income	(941)
Tax effects	516
Total other comprehensive income (loss)	(851)
Ending balance	1,025
Unrealized losses on derivatives
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1			(13,219)
Tax asset (liability)			4,619
Beginning balance	(8,600)
Other comprehensive income before reclassifications	(220)
Amounts reclassified from accumulated other comprehensive income	1,556
Tax effects	(494)
Total other comprehensive income (loss)	842
Ending balance	$ (7,758)